Pacer Lunt Large Cap Multi-Factor Alternator ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Communication Services - 2.1%
Charter Communications, Inc. - Class A (a)(b)	2,229	$770,097
Live Nation Entertainment, Inc. (a)(b)	3,587	518,967
Match Group, Inc.	8,637	308,341
Netflix, Inc. (a)	5,456	5,329,203
Take-Two Interactive Software, Inc. (a)	2,820	523,138
		7,449,746

Consumer Discretionary - 20.0%
Airbnb, Inc. - Class A (a)	13,131	1,722,393
Amazon.com, Inc. (a)	37,151	8,830,050
AutoZone, Inc. (a)	570	1,909,620
Booking Holdings, Inc.	1,234	5,846,149
Caesars Entertainment, Inc. (a)	5,879	211,938
CarMax, Inc. (a)	2,769	237,137
Chipotle Mexican Grill, Inc. (a)	17,538	1,023,342
Deckers Outdoor Corp. (a)	1,784	316,410
Domino's Pizza, Inc.	1,621	728,024
Ford Motor Co.	84,283	849,573
Hasbro, Inc.	2,185	126,380
Hilton Worldwide Holdings, Inc.	10,851	2,778,616
LKQ Corp.	5,694	212,899
Lowe's Cos., Inc.	19,574	5,090,023
Marriott International, Inc./MD	10,647	3,093,912
McDonald's Corp.	34,328	9,910,494
MGM Resorts International (a)	6,413	221,120
Norwegian Cruise Line Holdings Ltd. (a)	11,727	332,460
O'Reilly Automotive, Inc. (a)	2,613	3,382,319
Starbucks Corp.	53,249	5,733,852
Tesla Motors, Inc. (a)	42,146	17,052,272
Wynn Resorts Ltd. (b)	3,279	284,781
Yum! Brands, Inc.	13,017	1,698,718
		71,592,482

Consumer Staples - 4.1%
Altria Group, Inc.	57,486	3,002,494
Clorox Co.	1,637	259,759
Colgate-Palmolive Co.	10,077	873,676
J M Smucker Co.	2,803	299,613
Lamb Weston Holdings, Inc. (b)	2,727	163,456
Monster Beverage Corp. (a)	8,991	437,952
Philip Morris International, Inc.	73,052	9,511,370
The Campbell's Co. (b)	5,269	204,279
		14,752,599

Energy - 1.0%
EQT Corp.	14,396	735,924
ONEOK, Inc.	16,165	1,570,753
Targa Resources Corp.	4,548	895,046
Texas Pacific Land Corp. (b)	364	472,170
		3,673,893

Financials - 17.7%
Aon PLC - Class A	2,820	1,045,712
Bank of America Corp.	149,947	6,942,546
Bank of New York Mellon Corp.	13,472	1,157,649
Blackstone, Inc.	10,047	1,779,424
Citigroup, Inc.	45,982	3,744,314
FactSet Research Systems, Inc.	461	218,703
Goldman Sachs Group, Inc.	11,100	7,108,440
JPMorgan Chase & Co.	38,447	10,276,883
KeyCorp	17,282	310,730
KKR & Co., Inc.	12,379	2,068,160
MasterCard, Inc. - Class A	11,193	6,216,928
Moody's Corp.	2,125	1,061,310
Morgan Stanley	33,435	4,628,407
MSCI, Inc.	4,413	2,633,546
State Street Corp.	5,791	588,482
Truist Financial Corp.	22,997	1,095,117
Visa, Inc. - Class A	21,143	7,226,678
Wells Fargo & Co.	63,133	4,974,880
Willis Towers Watson PLC	1,530	504,235
		63,582,144

Health Care - 13.3%
AbbVie, Inc.	25,694	4,725,127
Amgen, Inc.	25,216	7,197,151
Biogen, Inc. (a)	3,023	435,100
Bio-Techne Corp.	1,988	146,217
Boston Scientific Corp. (a)	19,085	1,953,541
Bristol-Myers Squibb Co.	35,614	2,099,445
Cardinal Health, Inc.	7,690	950,945
DexCom, Inc. (a)	5,082	441,270
Eli Lilly & Co.	10,742	8,712,621
Gilead Sciences, Inc.	16,726	1,625,767
HCA Healthcare, Inc.	6,622	2,184,664
Henry Schein, Inc. (a)	2,751	220,080
IDEXX Laboratories, Inc. (a)	1,039	438,510
Incyte Corp. (a)	2,088	154,846
Insulet Corp. (a)	912	253,883
Intuitive Surgical, Inc. (a)	4,995	2,856,541
McKesson Corp.	4,455	2,649,611
Mettler-Toledo International, Inc. (a)	904	1,233,454
Pfizer, Inc.	113,082	2,998,935
Vertex Pharmaceuticals, Inc. (a)	9,334	4,309,321
Waters Corp. (a)	1,961	814,756
West Pharmaceutical Services, Inc.	942	321,740
Zoetis, Inc.	5,543	947,299
		47,670,824

Industrials - 6.8%
AMETEK, Inc.	4,391	810,403
Automatic Data Processing, Inc.	5,162	1,564,138
Axon Enterprise, Inc. (a)	1,089	710,224
Boeing Co. (a)	32,011	5,650,582
Cintas Corp.	5,045	1,011,876
Copart, Inc. (a)	11,280	653,450
Dayforce, Inc. (a)(b)	2,135	151,030
Deere & Co.	4,838	2,305,597
Equifax, Inc.	1,530	420,413
Fastenal Co.	7,618	557,942
Howmet Aerospace, Inc.	5,279	668,216
Hubbell, Inc.	1,140	482,231
L3Harris Technologies, Inc.	4,393	931,360
Masco Corp.	6,917	548,380
Nordson Corp.	1,313	289,149
Old Dominion Freight Line, Inc.	2,606	483,700
Otis Worldwide Corp.	12,983	1,238,838
Paychex, Inc. (b)	4,056	598,949
Rollins, Inc.	3,859	191,020
TransDigm Group, Inc.	2,308	3,123,509
United Airlines Holdings, Inc. (a)	5,156	545,711
Verisk Analytics, Inc.	2,048	588,677
Xylem, Inc.	5,891	730,720
		24,256,115

Information Technology - 28.0%(c)
Adobe, Inc. (a)	4,818	2,107,634
Advanced Micro Devices, Inc. (a)	18,654	2,162,931
Akamai Technologies, Inc. (a)	3,112	310,889
Amphenol Corp. - Class A	12,857	910,019
ANSYS, Inc. (a)	972	340,686
Apple, Inc.	34,702	8,189,672
Arista Networks, Inc. (a)	11,497	1,324,799
Autodesk, Inc. (a)	2,509	781,152
Broadcom, Inc.	46,697	10,332,645
Cadence Design System, Inc. (a)	3,428	1,020,241
Cisco Systems, Inc.	90,574	5,488,784
Crowdstrike Holdings, Inc. - Class A (a)	2,987	1,189,035
Dell Technologies, Inc. - Class C	9,352	968,867
Enphase Energy, Inc. (a)(b)	4,133	257,403
Fair Isaac Corp. (a)	1,252	2,345,697
Fortinet, Inc. (a)	7,521	758,719
Gartner, Inc. (a)	882	478,776
GoDaddy, Inc. - Class A (a)	2,342	498,026
HP, Inc.	31,966	1,038,895
Intel Corp. (b)	89,849	1,745,766
Intuit, Inc.	3,144	1,891,148
KLA Corp.	1,450	1,070,448
Microsoft Corp.	39,874	16,550,103
Monolithic Power Systems, Inc.	531	338,444
Motorola Solutions, Inc.	2,125	997,156
NVIDIA Corp.	61,405	7,372,898
ON Semiconductor Corp. (a)	8,216	430,026
Oracle Corp.	46,741	7,948,775
Palantir Technologies, Inc. - Class A (a)	67,827	5,595,049
Palo Alto Networks, Inc. (a)	7,688	1,417,821
PTC, Inc. (a)	1,373	265,648
salesforce.com, Inc.	9,783	3,342,851
Seagate Technology Holdings PLC	8,026	773,385
ServiceNow, Inc. (a)	2,479	2,524,564
Synopsys, Inc. (a)	1,978	1,039,399
Texas Instruments, Inc.	27,585	5,092,467
Trimble, Inc. (a)	6,010	450,510
Tyler Technologies, Inc. (a)	531	319,471
VeriSign, Inc. (a)	3,621	778,515
		100,449,314

Materials - 1.2%
Air Products & Chemicals, Inc.	5,114	1,714,519
Albemarle Corp.	2,701	227,397
FMC Corp.	2,294	127,959
Newmont Goldcorp Corp.	28,197	1,204,576
Sherwin-Williams Co.	3,104	1,111,729
		4,386,180

Real Estate - 0.1%
CoStar Group, Inc. (a)	5,640	432,024

Utilities - 1.7%
AES Corp.	23,033	253,363
CMS Energy Corp.	5,174	341,484
Edison International	7,335	396,090
Eversource Energy	6,898	397,877
FirstEnergy Corp. (b)	9,979	397,164
NextEra Energy, Inc.	39,663	2,838,284
NiSource, Inc.	8,738	325,927
NRG Energy, Inc.	4,350	445,614
PG&E Corp.	40,675	636,564
		6,032,367
TOTAL COMMON STOCKS (Cost $329,680,275)		344,277,688

REAL ESTATE INVESTMENT TRUSTS - 3.8%
Real Estate - 3.8%
American Tower Corp.	25,023	4,628,004
BXP, Inc. (b)	3,261	238,509
Crown Castle, Inc.	18,007	1,607,665
Equinix, Inc.	1,283	1,172,226
Iron Mountain, Inc.	19,035	1,933,385
Public Storage	2,135	637,255
SBA Communications Corp.	6,500	1,284,140
Simon Property Group, Inc.	6,711	1,166,774
UDR, Inc.	9,716	405,546
Ventas, Inc.	7,754	468,497
		13,542,001
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,502,469)		13,542,001

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.6%	Units
Mount Vernon Liquid Assets Portfolio, LLC - 4.49% (d)	5,580,504	5,580,504
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,580,504)		5,580,504

TOTAL INVESTMENTS - 101.4% (Cost $349,763,248)		363,400,193
Liabilities in Excess of Other Assets - (1.4)%		(5,068,559)
TOTAL NET ASSETS - 100.0%		$358,331,634
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $5,415,825 which represented 1.5% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer Lunt Large Cap Multi-Factor Alternator ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$344,277,689	$–	$–	$344,277,689
Real Estate Investment Trusts	13,542,001	–	–	13,542,001
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	5,580,504
Total Investments	$357,819,690	$–	$–	$363,400,193

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $5,580,504 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.